Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Sensitivity Analysis by Type of Instrument [Abstract]
Reduction in positive fair value movement	€ 34
Reduction in negative fair value movement	153
Group Level 3 assets	22,200	€ 22,000
Group Level 3 liabilities	€ 7,300	€ 7,100